FAIR VALUE MEASUREMENT (Schedule of Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, contingent interest
NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	23,019
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, contingent interest
Significant Other Observable Inputs (Level 2) [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, contingent interest
Significant Unobservable Inputs (Level 3) [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, contingent interest	7,205
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits	226,755	$ 134,055
Restricted Cash		1,640
Total	282,080	165,229
Fair Value, Measurements, Recurring [Member] | NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	23,019	18,068
Fair Value, Measurements, Recurring [Member] | Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	2,767	2,996
Fair Value, Measurements, Recurring [Member] | Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	28,831	7,700
Fair Value, Measurements, Recurring [Member] | Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	708	770
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits	226,755
Restricted Cash
Total	226,755
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits		134,055
Restricted Cash		1,640
Total	0	135,695
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits
Restricted Cash
Total	55,325	29,534
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	23,019	18,068
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	2,767	2,996
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	28,831	7,700
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	$ 708	$ 770